Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
Prospectus Date	rr_ProspectusDate	Dec. 16, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM S&P 500 Max Buffer ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – April
PGIM Nasdaq-100 Buffer 12 ETF – July
PGIM Nasdaq-100 Buffer 12 ETF – October
(each a “Fund” and collectively the “Funds”)Supplement dated December 26, 2024 to the Funds’ Currently Effective ProspectusAs described in each Fund’s prospectus, an investment in shares of the Funds is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in a Fund for the entire Target Outcome Period (an approximately one-year period over which a Fund seeks to produce the target outcome). The Target Outcome Period for each Fund is disclosed in the table below. Each Fund’s Cap will not be determined until on or about the start of the Target Outcome Period. Investors are encouraged to visit their Fund’s website (https://www.pgim.com/investments/etf-buffer-fund)* on January 1, 2025 (or the first business day thereafter) to obtain information on the Cap for the Target Outcome Period. Investors should consider the Cap before investing in the Fund for the Target Outcome Period.The buffer for each Fund is also disclosed below. Investors are further encouraged to visit the website (https://www.pgim.com/investments/etf-buffer-fund)* for their Funds on January 1, 2025 (or the first business day thereafter) to obtain information on the final buffer for the Target Outcome Period.As of December 26, 2024, the expected range of each Fund’s Cap (before fees and expenses) for the Target Outcome Period is set forth below.Fund NameTickerTarget Outcome PeriodEstimated Cap RangeBufferPGIM Nasdaq-100 Buffer 12 ETF – JanuaryPQJAJanuary 1, 2025 through December 31, 202514.6% – 16.6% before fees and expenses12% before fees and expenses(14.1% – 16.1% after taking into account the Fund’s unitary management fee)(11.5% after taking into account the Fund’s unitary management fee)PGIM Nasdaq-100 Buffer 12 ETF – AprilPQAPJanuary 1, 2025 through March 31, 20252.2% – 4.2% before fees and expenses12% before fees and expenses(2.08% – 4.08% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)(11.88% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)PGIM Nasdaq-100 Buffer 12 ETF – JulyPQJLJanuary 1, 2025 through June 30, 20255.8% – 7.8% before fees and expenses12% before fees and expenses(5.55% – 7.55% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)(11.75% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)PGIM Nasdaq-100 Buffer 12 ETF – OctoberPQOCJanuary 1, 2025 through September 30, 202510.1% – 12.1% before fees and expenses12% before fees and expenses(9.72% – 11.72% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)(11.62% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)Fund NameTickerTarget Outcome PeriodEstimated Cap RangeAnticipated BufferPGIM S&P 500 Max Buffer ETF – JanuaryPMJAJanuary 1, 2025 through December 31, 20256.4% – 8.4 % before fees and expenses100% before fees and expenses (5.9% – 7.9% after taking into account the Fund’s unitary management fee)(99.5% after taking into account the Fund’s unitary management fee)_________
* Reference to the Website does not incorporate the Website into this supplement or each Fund’s prospectus.
PGIM Nasdaq-100 Buffer 12 ETF - July
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM S&P 500 Max Buffer ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – April
PGIM Nasdaq-100 Buffer 12 ETF – July
PGIM Nasdaq-100 Buffer 12 ETF – October
(each a “Fund” and collectively the “Funds”)Supplement dated December 26, 2024 to the Funds’ Currently Effective ProspectusAs described in each Fund’s prospectus, an investment in shares of the Funds is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in a Fund for the entire Target Outcome Period (an approximately one-year period over which a Fund seeks to produce the target outcome). The Target Outcome Period for each Fund is disclosed in the table below. Each Fund’s Cap will not be determined until on or about the start of the Target Outcome Period. Investors are encouraged to visit their Fund’s website (https://www.pgim.com/investments/etf-buffer-fund)* on January 1, 2025 (or the first business day thereafter) to obtain information on the Cap for the Target Outcome Period. Investors should consider the Cap before investing in the Fund for the Target Outcome Period.The buffer for each Fund is also disclosed below. Investors are further encouraged to visit the website (https://www.pgim.com/investments/etf-buffer-fund)* for their Funds on January 1, 2025 (or the first business day thereafter) to obtain information on the final buffer for the Target Outcome Period.As of December 26, 2024, the expected range of each Fund’s Cap (before fees and expenses) for the Target Outcome Period is set forth below.Fund NameTickerTarget Outcome PeriodEstimated Cap RangeBufferPGIM Nasdaq-100 Buffer 12 ETF – JanuaryPQJAJanuary 1, 2025 through December 31, 202514.6% – 16.6% before fees and expenses12% before fees and expenses(14.1% – 16.1% after taking into account the Fund’s unitary management fee)(11.5% after taking into account the Fund’s unitary management fee)PGIM Nasdaq-100 Buffer 12 ETF – AprilPQAPJanuary 1, 2025 through March 31, 20252.2% – 4.2% before fees and expenses12% before fees and expenses(2.08% – 4.08% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)(11.88% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)PGIM Nasdaq-100 Buffer 12 ETF – JulyPQJLJanuary 1, 2025 through June 30, 20255.8% – 7.8% before fees and expenses12% before fees and expenses(5.55% – 7.55% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)(11.75% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)PGIM Nasdaq-100 Buffer 12 ETF – OctoberPQOCJanuary 1, 2025 through September 30, 202510.1% – 12.1% before fees and expenses12% before fees and expenses(9.72% – 11.72% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)(11.62% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)Fund NameTickerTarget Outcome PeriodEstimated Cap RangeAnticipated BufferPGIM S&P 500 Max Buffer ETF – JanuaryPMJAJanuary 1, 2025 through December 31, 20256.4% – 8.4 % before fees and expenses100% before fees and expenses (5.9% – 7.9% after taking into account the Fund’s unitary management fee)(99.5% after taking into account the Fund’s unitary management fee)_________
* Reference to the Website does not incorporate the Website into this supplement or each Fund’s prospectus.
PGIM S&P 500 Max Buffer ETF - January
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM S&P 500 Max Buffer ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – April
PGIM Nasdaq-100 Buffer 12 ETF – July
PGIM Nasdaq-100 Buffer 12 ETF – October
(each a “Fund” and collectively the “Funds”)Supplement dated December 26, 2024 to the Funds’ Currently Effective ProspectusAs described in each Fund’s prospectus, an investment in shares of the Funds is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in a Fund for the entire Target Outcome Period (an approximately one-year period over which a Fund seeks to produce the target outcome). The Target Outcome Period for each Fund is disclosed in the table below. Each Fund’s Cap will not be determined until on or about the start of the Target Outcome Period. Investors are encouraged to visit their Fund’s website (https://www.pgim.com/investments/etf-buffer-fund)* on January 1, 2025 (or the first business day thereafter) to obtain information on the Cap for the Target Outcome Period. Investors should consider the Cap before investing in the Fund for the Target Outcome Period.The buffer for each Fund is also disclosed below. Investors are further encouraged to visit the website (https://www.pgim.com/investments/etf-buffer-fund)* for their Funds on January 1, 2025 (or the first business day thereafter) to obtain information on the final buffer for the Target Outcome Period.As of December 26, 2024, the expected range of each Fund’s Cap (before fees and expenses) for the Target Outcome Period is set forth below.Fund NameTickerTarget Outcome PeriodEstimated Cap RangeBufferPGIM Nasdaq-100 Buffer 12 ETF – JanuaryPQJAJanuary 1, 2025 through December 31, 202514.6% – 16.6% before fees and expenses12% before fees and expenses(14.1% – 16.1% after taking into account the Fund’s unitary management fee)(11.5% after taking into account the Fund’s unitary management fee)PGIM Nasdaq-100 Buffer 12 ETF – AprilPQAPJanuary 1, 2025 through March 31, 20252.2% – 4.2% before fees and expenses12% before fees and expenses(2.08% – 4.08% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)(11.88% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)PGIM Nasdaq-100 Buffer 12 ETF – JulyPQJLJanuary 1, 2025 through June 30, 20255.8% – 7.8% before fees and expenses12% before fees and expenses(5.55% – 7.55% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)(11.75% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)PGIM Nasdaq-100 Buffer 12 ETF – OctoberPQOCJanuary 1, 2025 through September 30, 202510.1% – 12.1% before fees and expenses12% before fees and expenses(9.72% – 11.72% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)(11.62% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)Fund NameTickerTarget Outcome PeriodEstimated Cap RangeAnticipated BufferPGIM S&P 500 Max Buffer ETF – JanuaryPMJAJanuary 1, 2025 through December 31, 20256.4% – 8.4 % before fees and expenses100% before fees and expenses (5.9% – 7.9% after taking into account the Fund’s unitary management fee)(99.5% after taking into account the Fund’s unitary management fee)_________
* Reference to the Website does not incorporate the Website into this supplement or each Fund’s prospectus.
PGIM Nasdaq-100 Buffer 12 ETF - October
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM S&P 500 Max Buffer ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – April
PGIM Nasdaq-100 Buffer 12 ETF – July
PGIM Nasdaq-100 Buffer 12 ETF – October
(each a “Fund” and collectively the “Funds”)Supplement dated December 26, 2024 to the Funds’ Currently Effective ProspectusAs described in each Fund’s prospectus, an investment in shares of the Funds is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in a Fund for the entire Target Outcome Period (an approximately one-year period over which a Fund seeks to produce the target outcome). The Target Outcome Period for each Fund is disclosed in the table below. Each Fund’s Cap will not be determined until on or about the start of the Target Outcome Period. Investors are encouraged to visit their Fund’s website (https://www.pgim.com/investments/etf-buffer-fund)* on January 1, 2025 (or the first business day thereafter) to obtain information on the Cap for the Target Outcome Period. Investors should consider the Cap before investing in the Fund for the Target Outcome Period.The buffer for each Fund is also disclosed below. Investors are further encouraged to visit the website (https://www.pgim.com/investments/etf-buffer-fund)* for their Funds on January 1, 2025 (or the first business day thereafter) to obtain information on the final buffer for the Target Outcome Period.As of December 26, 2024, the expected range of each Fund’s Cap (before fees and expenses) for the Target Outcome Period is set forth below.Fund NameTickerTarget Outcome PeriodEstimated Cap RangeBufferPGIM Nasdaq-100 Buffer 12 ETF – JanuaryPQJAJanuary 1, 2025 through December 31, 202514.6% – 16.6% before fees and expenses12% before fees and expenses(14.1% – 16.1% after taking into account the Fund’s unitary management fee)(11.5% after taking into account the Fund’s unitary management fee)PGIM Nasdaq-100 Buffer 12 ETF – AprilPQAPJanuary 1, 2025 through March 31, 20252.2% – 4.2% before fees and expenses12% before fees and expenses(2.08% – 4.08% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)(11.88% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)PGIM Nasdaq-100 Buffer 12 ETF – JulyPQJLJanuary 1, 2025 through June 30, 20255.8% – 7.8% before fees and expenses12% before fees and expenses(5.55% – 7.55% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)(11.75% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)PGIM Nasdaq-100 Buffer 12 ETF – OctoberPQOCJanuary 1, 2025 through September 30, 202510.1% – 12.1% before fees and expenses12% before fees and expenses(9.72% – 11.72% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)(11.62% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)Fund NameTickerTarget Outcome PeriodEstimated Cap RangeAnticipated BufferPGIM S&P 500 Max Buffer ETF – JanuaryPMJAJanuary 1, 2025 through December 31, 20256.4% – 8.4 % before fees and expenses100% before fees and expenses (5.9% – 7.9% after taking into account the Fund’s unitary management fee)(99.5% after taking into account the Fund’s unitary management fee)_________
* Reference to the Website does not incorporate the Website into this supplement or each Fund’s prospectus.
PGIM Nasdaq-100 Buffer 12 ETF - January
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM S&P 500 Max Buffer ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – April
PGIM Nasdaq-100 Buffer 12 ETF – July
PGIM Nasdaq-100 Buffer 12 ETF – October
(each a “Fund” and collectively the “Funds”)Supplement dated December 26, 2024 to the Funds’ Currently Effective ProspectusAs described in each Fund’s prospectus, an investment in shares of the Funds is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in a Fund for the entire Target Outcome Period (an approximately one-year period over which a Fund seeks to produce the target outcome). The Target Outcome Period for each Fund is disclosed in the table below. Each Fund’s Cap will not be determined until on or about the start of the Target Outcome Period. Investors are encouraged to visit their Fund’s website (https://www.pgim.com/investments/etf-buffer-fund)* on January 1, 2025 (or the first business day thereafter) to obtain information on the Cap for the Target Outcome Period. Investors should consider the Cap before investing in the Fund for the Target Outcome Period.The buffer for each Fund is also disclosed below. Investors are further encouraged to visit the website (https://www.pgim.com/investments/etf-buffer-fund)* for their Funds on January 1, 2025 (or the first business day thereafter) to obtain information on the final buffer for the Target Outcome Period.As of December 26, 2024, the expected range of each Fund’s Cap (before fees and expenses) for the Target Outcome Period is set forth below.Fund NameTickerTarget Outcome PeriodEstimated Cap RangeBufferPGIM Nasdaq-100 Buffer 12 ETF – JanuaryPQJAJanuary 1, 2025 through December 31, 202514.6% – 16.6% before fees and expenses12% before fees and expenses(14.1% – 16.1% after taking into account the Fund’s unitary management fee)(11.5% after taking into account the Fund’s unitary management fee)PGIM Nasdaq-100 Buffer 12 ETF – AprilPQAPJanuary 1, 2025 through March 31, 20252.2% – 4.2% before fees and expenses12% before fees and expenses(2.08% – 4.08% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)(11.88% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)PGIM Nasdaq-100 Buffer 12 ETF – JulyPQJLJanuary 1, 2025 through June 30, 20255.8% – 7.8% before fees and expenses12% before fees and expenses(5.55% – 7.55% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)(11.75% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)PGIM Nasdaq-100 Buffer 12 ETF – OctoberPQOCJanuary 1, 2025 through September 30, 202510.1% – 12.1% before fees and expenses12% before fees and expenses(9.72% – 11.72% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)(11.62% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)Fund NameTickerTarget Outcome PeriodEstimated Cap RangeAnticipated BufferPGIM S&P 500 Max Buffer ETF – JanuaryPMJAJanuary 1, 2025 through December 31, 20256.4% – 8.4 % before fees and expenses100% before fees and expenses (5.9% – 7.9% after taking into account the Fund’s unitary management fee)(99.5% after taking into account the Fund’s unitary management fee)_________
* Reference to the Website does not incorporate the Website into this supplement or each Fund’s prospectus.
PGIM Nasdaq-100 Buffer 12 ETF - April
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM S&P 500 Max Buffer ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – April
PGIM Nasdaq-100 Buffer 12 ETF – July
PGIM Nasdaq-100 Buffer 12 ETF – October
(each a “Fund” and collectively the “Funds”)Supplement dated December 26, 2024 to the Funds’ Currently Effective ProspectusAs described in each Fund’s prospectus, an investment in shares of the Funds is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in a Fund for the entire Target Outcome Period (an approximately one-year period over which a Fund seeks to produce the target outcome). The Target Outcome Period for each Fund is disclosed in the table below. Each Fund’s Cap will not be determined until on or about the start of the Target Outcome Period. Investors are encouraged to visit their Fund’s website (https://www.pgim.com/investments/etf-buffer-fund)* on January 1, 2025 (or the first business day thereafter) to obtain information on the Cap for the Target Outcome Period. Investors should consider the Cap before investing in the Fund for the Target Outcome Period.The buffer for each Fund is also disclosed below. Investors are further encouraged to visit the website (https://www.pgim.com/investments/etf-buffer-fund)* for their Funds on January 1, 2025 (or the first business day thereafter) to obtain information on the final buffer for the Target Outcome Period.As of December 26, 2024, the expected range of each Fund’s Cap (before fees and expenses) for the Target Outcome Period is set forth below.Fund NameTickerTarget Outcome PeriodEstimated Cap RangeBufferPGIM Nasdaq-100 Buffer 12 ETF – JanuaryPQJAJanuary 1, 2025 through December 31, 202514.6% – 16.6% before fees and expenses12% before fees and expenses(14.1% – 16.1% after taking into account the Fund’s unitary management fee)(11.5% after taking into account the Fund’s unitary management fee)PGIM Nasdaq-100 Buffer 12 ETF – AprilPQAPJanuary 1, 2025 through March 31, 20252.2% – 4.2% before fees and expenses12% before fees and expenses(2.08% – 4.08% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)(11.88% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)PGIM Nasdaq-100 Buffer 12 ETF – JulyPQJLJanuary 1, 2025 through June 30, 20255.8% – 7.8% before fees and expenses12% before fees and expenses(5.55% – 7.55% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)(11.75% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)PGIM Nasdaq-100 Buffer 12 ETF – OctoberPQOCJanuary 1, 2025 through September 30, 202510.1% – 12.1% before fees and expenses12% before fees and expenses(9.72% – 11.72% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)(11.62% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)Fund NameTickerTarget Outcome PeriodEstimated Cap RangeAnticipated BufferPGIM S&P 500 Max Buffer ETF – JanuaryPMJAJanuary 1, 2025 through December 31, 20256.4% – 8.4 % before fees and expenses100% before fees and expenses (5.9% – 7.9% after taking into account the Fund’s unitary management fee)(99.5% after taking into account the Fund’s unitary management fee)_________
* Reference to the Website does not incorporate the Website into this supplement or each Fund’s prospectus.